Technology and content expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Technology and content expense	$ 39,197	$ 31,781	$ 30,528
Technology and content expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	16,355	15,125	14,704
Technology license and maintenance expense	22,842	16,656	15,824
Technology and content expense	$ 39,197	$ 31,781	$ 30,528